Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Note 8.	Bank Premises, Furniture, Fixtures and Equipment
(in thousands)
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2020 and December 31, 2019:

	2020	2019
Land and buildings	$33,651	$33,791
Furniture, fixtures and equipment	7,105	8,447

	40,756	42,238
Less accumulated depreciation	15,126	17,566

Total	$25,630	$24,672

Depreciation expense for the years ended December 31, 2020, 2019 and 2018, respectively, was $1,012, $899, and $937.
The Company leases certain premises and equipment under operating leases. At December 31, 2020, the Company had lease liabilities and ROU assets totaling $2,339 related to these leases. Lease liabilities and ROU assets are reflected in other liabilities and other assets, respectively. For the year ended December 31, 2020, the weighted average remaining lease term for operating leases was .6 years and the weighted average discount rate used in the measurement of operating lease liabilities was 5.58%.
Lease costs were as follows:

	December 31, 2020	December 31, 2019
(in thousands)
Operating lease cost	$473	$370
Short-term lease cost	23	23
Variable lease cost	—	—

	$496	$393

There were no sale and leaseback transactions, leverage leases or lease transactions with related parties during the year ended December 31, 2020 and 2019.
A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2020

Lease payments due:
Within one year	$2,177
After one year but within two years	139
After two years but within three years	2
After three year but within four years	—
After four years but within five years	—
After five years	—

Total undiscounted cash flows	2,318
Discount on cash flows	21

Total lease liability	$2,339